Debt - Redemptions of Senior Subordinated Notes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 L-3 Communications Corporation [Member]	Dec. 31, 2011 L-3 Communications Corporation [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member] 6 3/8% Senior Subordinated Notes due October 15, 2015 [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member] 5 7/8% Senior Subordinated Notes due January 15, 2015 [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member] 6 3/8% Senior Subordinated Notes due October 15, 2015 [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member] 6 3/8% Senior Subordinated Notes due October 15, 2015 [Member]
Debt Instrument [Line Items]
Redemption Date						Jul. 26, 2012	Mar. 09, 2011	Oct. 15, 2012	Dec. 22, 2011
Principal Amount Redeemed						$ 250	$ 650	$ 250	$ 500
Debt retirement charge	$ (13)	$ (35)	$ (13)	$ (35)		$ 8	$ 18	$ 5	$ 17
Redemption Price % of Principal					101.00%	102.125%	101.958%	101.063%	102.125%